THOR Equal Weight Low Volatility ETF

THLV

THOR Index Rotation ETF

THIR

(the “Funds”)

each a series of THOR Financial Technologies Trust

Supplement dated April 30, 2026
to the Funds’ Prospectus and Summary Prospectus

dated January 1, 2026

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Effective May 1, 2026, the index calculation agent for the Funds will change to Index One. Accordingly, effective May 1, 2026, all references to Solactive AG in the Prospectus and Summary Prospectus are replaced with Index One. The investment objectives and principal investment strategies of the Funds will not change.

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You should read this supplement in conjunction with the Funds’ Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated January 1, 2026, as supplemented, which provide information that you should know about the Funds before investing. The Funds’ Prospectus, Summary Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents and this supplement are available upon request and without charge by calling the Funds toll-free at 1-800-974-6964.

Please retain this Supplement for future reference.